Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income			$ (6,039,830)	$ (8,125,476)	$ (10,892,511)	$ (6,654,940)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization			59,296	57,361	77,301	27,760
Non-cash stock compensation issued for services			255,424	116,766	123,211	804,124
Non-cash stock compensation issued to directors and employees			54,235	408,027	484,807	360,153
Fair value of stock options issued to employees			904,305	1,287,427	1,616,401	1,543,912
Non-cash compensation for services			135,000	75,000	120,000
Amortization of discount on notes payable			612,259		52,644	1,188,310
Amortization of leasehold right of use asset					229,018	138,322
Loss from equity method investment			32,110	210,565	200,558	327,542
Extinguishment of debt						(159,126)
Loss on impairment of intangible assets			0	0	132,227
Changes in assets and liabilities:
Accounts payable and accrued expenses			567,944	246,136	904,060	114,495
Accrued compensation			(355,664)	61,919	364,573	54,363
Accounts receivable			(39,632)	(20,841)	(26,679)	(28,771)
Prepaid expenses and other current assets			(175,026)	(22,400)	92,550	(124,811)
Deferred revenue			110,045	92,759	113,976	(3,565,529)
Inventory			9,382	7,642	24,171	(22,401)
Other current liabilities			(226,568)
Income taxes payable						(392)
Deferred tax liabilities					810
Leasehold liability			56,549	5,941	(221,992)	(53,846)
Accrued interest					1,556	20,921
Net cash provided by operating activities			(4,040,171)	(5,599,174)	(6,603,319)	(6,029,914)
Cash from investing activities:
Payments to acquire property, plant, and equipment			(369,722)	(10,920)	(10,785)	(415,710)
Investment in joint ventures			(8,447)	(76,937)	(68,489)	(1,698,863)
Payment for acquisitions			(2,150,000)
Payments to acquire intangible assets				(1,943)	(1,943)	(38,939)
Net cash used in investing activities			(2,528,169)	(89,800)	(81,217)	(2,153,512)
Cash from financing activities:
Proceeds from notes payable			3,060,250		100,000
Proceeds from the sale of notes payable – related parties			100,000
Principal payments on note payable			(1,353,876)
Proceeds from warrant exercise						123,562
Proceeds from option exercise			2,375
Proceeds from unit purchase option exercise						246,278
Proceeds from notes payable – related parties					700,000
Proceeds from the sale of common stock, net of offering costs			5,725,000	289,800	289,800	3,650,697
Principal payment on notes payable						(250,000)
Net cash used in financing activities			7,533,749	289,800	1,089,800	3,770,537
Increase (decrease) in cash			965,409	(5,399,174)	(5,594,736)	(4,412,889)
Cash at beginning of period	$ 90,135	$ 5,684,871	90,135	5,684,871	5,684,871	10,097,760
Cash at end of period			1,055,544	285,697	90,135	5,684,871
Supplemental disclosure of cash flow information:
Interest			9,640			52,603
Taxes				800	800	3,307
Supplemental disclosure of non-cash transactions:
Fair value of warrants issued with debt			383,704		90,000
Fair value of shares issued for settlement of liability			65,198
Initial ROU asset and lease liability			4,269,881			2,096,055
Common stock issued upon note payable and accrued interest conversion						1,493,788
Cashless exercise of warrants						9
Cashless exercise of unit purchase options						8
Fixed assets transferred to investment in joint venture						20,529
Wisconsin Fertility Institute [Member]
Cash flows from operating activities:
Net income	661,341	828,448			1,684,407	2,307,320
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	8,712	6,331			13,953	6,660
Extinguishment of debt						(181,600)
Changes in assets and liabilities:
Accounts receivable	(19,372)	(25,993)			(7,658)	28,390
Prepaid expenses and other current assets	(76,604)	(526)				5,000
Accounts payable	(146,002)	(2,141)			150,120	5,228
Accrued liabilities	(13,415)	(2,716)			36,571	(12,593)
Deferred revenue	158,229	(35,684)			29,142	(26,209)
Leasehold liability	3,932	6,693			12,021
Net cash provided by operating activities	576,821	774,412			1,918,556	2,132,196
Cash from investing activities:
Payments to acquire property, plant, and equipment					(23,811)	(63,390)
Net cash used in investing activities					(23,811)	(63,390)
Cash from financing activities:
Member capital distribution	(904,772)	(1,079,010)			(1,735,397)	(1,902,950)
Net cash used in financing activities	(904,772)	(1,079,010)			(1,735,397)	(1,902,950)
Increase (decrease) in cash	(327,951)	(304,598)			159,348	165,856
Cash at beginning of period	787,297	627,949	787,297	627,949	627,949	462,093
Cash at end of period	459,346	323,351			787,297	627,949
Supplemental disclosure of cash flow information:
Interest	47	196			238	360
Taxes	76,604
Supplemental disclosure of non-cash transactions:
Recognition of right of use asset and lease liability		1,185,824			1,185,824
Cytovia Therapeutics Inc [Member]
Cash flows from operating activities:
Net income			(713,501)		(9,500,148)	(6,239,937)
Adjustments to reconcile net loss to net cash provided by operating activities:
ST loan
Changes in assets and liabilities:
Accounts payable and accrued expenses			700,342		9,500,148	6,239,937
Accrued compensation
Leasehold liability
Accrued Interest – related party			(1,035)
Accrued interest
Net cash provided by operating activities			(14,194)
Cash from investing activities:
Payments to acquire property, plant, and equipment
Payments to notes receivable – related party			(173,496)
Payments to acquire intangible assets
Net cash used in investing activities			(173,496)
Cash from financing activities:
Proceeds from Preferred Stock Loan			195,802
Net cash used in financing activities			195,802
Increase (decrease) in cash			8,112
Cash at beginning of period
Cash at end of period			8,112
Supplemental disclosure of cash flow information:
Interest
Taxes
Supplemental disclosure of non-cash transactions:
AP converted to Debt					465,267	5,534,733
AP Paid by Parent Company			$ 153,135		$ (7,444,051)